CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
REVENUE	$ 1,551,542	$ 239,013	$ 808,902	$ 2,878,161
Cost of Revenue	1,369,516	304,739	736,746	2,204,391
Gross profit	182,026	(65,726)	72,156	673,770
Selling, general and administrative expense ("SG&A")	1,619,462	1,046,693
INCOME (LOSS) FROM OPERATIONS	(1,437,436)	(1,112,419)	(5,615,334)	(3,299,112)
OTHER INCOME (EXPENSE):
Interest expense	(54,178)	(55,366)	(152,678)	(482,107)
Amortization of debt discounts	(6,159)	0	(16,772)	(2,174,273)
Gain (loss) on settlement of debt	0	(151,727)
Loss on change in fair value of investments	0	(41,627)
Other income (expense)	(60,337)	(248,720)	(148,613)	(1,145,393)
INCOME (LOSS) BEFORE INCOME TAXES	(1,497,773)	(1,361,139)	(5,763,947)	(4,444,505)
Income taxes	0	0
NET INCOME (LOSS)	(1,497,773)	(1,361,139)	(5,763,947)	(4,444,505)
Loss (income) attributable to non-controlling interests	75,310	219,408	390,932	410,788
NET INCOME (LOSS) ATTRIBUTABLE TO SINGLEPOINT INC. STOCKHOLDERS	$ (1,422,463)	$ (1,141,731)	$ (5,373,015)	$ (4,033,717)
Net income (loss) per share - basic	$ (0.02)	$ (0.03)	$ (0.12)	$ (0.14)
Weighted average number of common shares outstanding - basic	66,578,194	34,587,638	43,847,537	29,456,402
Gross profit	$ 182,026	$ (65,726)	$ 72,156	$ 673,770
OPERATING EXPENSES:
Consulting fees			204,446	363,701
Professional and legal fees			1,027,376	316,239
Investor relations			539,195	181,637
General and administrative			3,235,701	3,111,305
Impairment of goodwill	0		680,772	0
Operating expenses			5,687,490	3,972,882
INCOME (LOSS) FROM OPERATIONS	(1,437,436)	(1,112,419)	(5,615,334)	(3,299,112)
OTHER INCOME (EXPENSE):
Amortization of debt discounts	6,159	0	16,772	2,174,273
Gain (loss) on settlement of debt			513,909	(41,262)
Warrant Expense			(416,445)	0
Gain (loss) on change in fair value of derivative liability and equity securities			(76,627)	1,552,249
Other income (expense)	(60,337)	(248,720)	(148,613)	(1,145,393)
INCOME (LOSS) BEFORE INCOME TAXES	(1,497,773)	(1,361,139)	(5,763,947)	(4,444,505)
Income taxes			0	0
NET INCOME (LOSS)	(1,497,773)	(1,361,139)	(5,763,947)	(4,444,505)
NET INCOME (LOSS) ATTRIBUTABLE TO SINGLEPOINT INC. STOCKHOLDERS	$ (1,422,463)	$ (1,141,731)	$ (5,373,015)	$ (4,033,717)